Right-of-use assets (Tables)	12 Months Ended
Aug. 31, 2023
Right-of-use assets
Schedule of right-of-use assets

		Computer		Boat rental
	Premises	equipment	Rolling stock	fleet	Total
	$	$	$	$	$
Cost
Balance at August 31, 2021	2,746,118	3,646	202,536	326,868	3,279,168
Additions	93,565	—	141,043	—	234,608
Disposals	—	—	(255,953)	(115,409)	(371,362)
Currency translation	40,356	—	394	—	40,750
Balance at August 31, 2022	2,880,039	3,646	88,020	211,459	3,183,164
Additions	921,498	—	—	—	921,498
Disposals	—	—	(46,200)	(170,298)	(216,498)
Transferred to Property and equipment	—	(3,646)	—	(41,161)	(44,807)
Currency translation	38,255	—	2,099	—	40,354
Balance at August 31, 2023	3,839,792	—	43,919	—	3,883,711

Accumulated depreciation
Balance at August 31, 2021	334,357	576	14,949	24,087	373,969
Depreciation	488,050	2,302	71,488	89,617	651,457
Disposal	—	—	(66,122)	(37,240)	(103,362)
Balance at August 31, 2022	822,407	2,878	20,315	76,464	922,064
Depreciation	615,937	768	23,934	21,442	662,081
Disposal	—	(3,646)	(13,475)	(97,906)	(115,027)
Balance at August 31, 2023	1,438,344	—	30,774	—	1,469,118
Net carrying amount
As at August 31, 2022	2,057,632	768	67,705	134,995	2,261,100
As at August 31, 2023	2,401,448	—	13,145	—	2,414,593